ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Schedule of accounts payable and accrued liabilities) (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 1,049,610	$ 1,456,637	$ 1,188,133
Accrued liabilities	486,043	524,058	415,323
EFF settlement accrual	612,500	612,500	612,500
Total	$ 2,148,153	$ 2,593,195	$ 2,215,956